Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets Not Subject to Amortization

The carrying amounts of goodwill and acquired intangible assets not subject to amortization consist of the following (in thousands):

	As of December 31, 2013	As of December 31, 2014
Goodwill	$6,780,827	$6,780,827
Orbital locations	2,387,700	2,387,700
Trade name	70,400	70,400

Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization

The carrying amount and accumulated amortization of acquired intangible assets subject to amortization consisted of the following (in thousands):

	As of December 31, 2013			As of December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Backlog and other	$743,760	$(575,045)	$168,715	$743,760	$(615,285)	$128,475
Customer relationships	534,030	(133,970)	400,060	534,030	(161,960)	372,070
Technology	2,700	(2,700)	—	—	—	—

Total	$1,280,490	$(711,715)	$568,775	$1,277,790	$(777,245)	$500,545

Scheduled Amortization Charges for Intangible Assets	Scheduled amortization charges for the intangible assets over the next five years are as follows (in thousands):

Year	Amount
2015	60,215
2016	48,491
2017	42,254
2018	38,481
2019	34,351